LOANS (Tables)	12 Months Ended
Dec. 31, 2022
LOANS
Schedule of related party loans

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Current
Kingsoft Group*	500,000	—	—
Xiaomi Group**	236,206	340,129	49,314
	736,206	340,129	49,314
Non-current:
Xiaomi Group**	472,882	413,464	59,947
	472,882	413,464	59,947
	1,209,088	753,593	109,261
*

During 2021, the Group entered into an unsecured loan agreement with Kingsoft Group for an aggregate principal amount of RMB500,000 (US$78,461) with a fixed annual interest rate of 4.65%. The Group has fully repaid the loan in November 2022.

**

During 2021 and 2022, the Group entered into several loan agreements with fixed annual interest rates of 4.36% and 3.98% with Xiaomi Group which are secured by the Group’s electronic equipment, respectively. The carrying amount of the electronic equipment pledged was RMB702,424 and RMB585,005 (US$84,818) as of December 31, 2021, and 2022, respectively.

Summary of loan principal due according to schedule

	RMB	US$
2023	1,259,065	182,547
2024	322,758	46,796
2025	81,500	11,816
2026	61,125	8,862
	1,724,448	250,021